Schedule of inventory (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Inventory	€ 171	€ 1,191
LPG distribution materials and consumables (QIND / Al Shola) [member]
IfrsStatementLineItems [Line Items]
Inventory	€ 171	€ 1,191